Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies

•
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. During 2020, our Aframax tanker “Stealth Berana” was arrested in relation to claims of the charterers of the vessel for alleged losses in connection with the redelivery of the vessel to the Company. The Company commenced arbitration in accordance with the provisions of the charter party agreement in respect of all disputes arising under the charter party agreement, including the claims of the charterers. The Company in order to release the vessel promptly from arrest, provided security for the claims of the charterers by way of a payment of $1,473,000 into an escrow account. In August 2021, the Company reached a settlement agreement with the charterers. Based on the settlement agreement, the funds held in the escrow account were released and the Company received the net amount of $765,031 in full and final settlement of the claims of the Company and the charterers including the liabilities of the Company due to the customer deposits (Note 10).

•
The Company has guaranteed to the respective banks the performance of the loan agreements entered into by Spacegas Inc., Financial Power Inc. and MGC Agressive Holdings Inc. (Note 7). The vessels owned by these entities have been provided as collateral to secure these loan agreements. Total outstanding loan balances and accrued interest of Spacegas Inc., Financial Power Inc. and MGC Agressive Holdings Inc. as of December 31, 2021 amounted to $36,823,331 and $122,287, respectively. The Company assigns a remote possibility of default to the abovementioned loan agreements and hence has not established any provisions for losses relating to this matter. With regards to the guarantee provided for the loan agreement entered into by MGC Agressive Holdings Inc., the joint venture party owning 49% equity interest in MGC Agressive Holdings Inc. has provided a counter guarantee to the Company amounting to 49% of the outstanding loan balances of MGC Agressive Holdings Inc. Total outstanding loan balances and accrued interest of MGC Agressive Holdings Inc. as of December 31, 2021 amounted to $27,083,331 and
 $
86,497, respectively.

•
Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time and bareboat charter contracts as of December 31, 2021, amount to $49,979,039 during 2022, $5,998,565 during 2023 and $1,537,510 during 2024.